Share-Based Compensation, Turning Point Assumptions for Options Granted Under 2006 Plan (Details) - Turning Point [Member] - 2006 Plan [Member] - Stock Options [Member] - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation [Abstract]
Intrinsic value of options exercised	$ 5.0	$ 5.7
Expected life	10 years
Exercise Price $3.83 [Member]
Share-Based Compensation [Abstract]
Number of options (in shares)	310,319
Exercise price (in dollars per share)	$ 3.83
Number of options exercisable (in shares)	310,319
Remaining lives	3 years 10 months 6 days
Expected life	10 years
Exercise price (in dollars per share)	$ 3.83
Risk free interest rate	3.57%
Expected volatility	40.00%
Dividend yield	0.00%
Fair value at grant date (in dollars per share)	$ 2.17